S000083865 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	85 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.12%	[1]
Bloomberg 1-5 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.11%	1.56%	2.59%	[1]
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.36%	2.23%	3.12%	[1]
Performance Inception Date	[2]			Dec. 12, 2018
Advisor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	4.35%	0.38%	1.25%	[1]
Performance Inception Date	[2],[3]			Dec. 12, 2018
Advisor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	3.73%	0.89%	1.57%	[1]
Performance Inception Date	[2],[3]			Dec. 12, 2018

[1]	The inception date for Advisor Class shares of the Short Duration Income Predecessor Fund was 12/12/18.
[2]
For periods prior to the Reorganization, the table shows returns for the Short Duration Income Predecessor Fund’s Advisor Class shares. Effective March 18, 2024, the Short Duration Income Predecessor Fund converted its existing Class A and Class C shares to Advisor Class shares and terminated Class A and Class C shares.

[3]	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Short Duration Income Predecessor Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.